T. ROWE PRICE Japan Fund
January 31, 2021 (Unaudited)

Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
JAPAN
98.0%
COMMON STOCKS 98.0%
AUTOMOBILES & TRANSPORTATION EQUIPMENT
6.4%
Transportation Equipment 6.4%
Hino Motors 1,975,400 17,026
Nippon Seiki 700,100 8,583
Suzuki Motor 1,257,000 56,726
Total Automobiles & Transportation Equipment 82,335
CONSTRUCTION & MATERIALS 1.2%
Construction 1.2%
Sumitomo Densetsu 616,700 15,203
Total Construction & Materials 15,203
ELECTRIC APPLIANCES & PRECISION
INSTRUMENTS 16.9%
Electric Appliances 15.5%
FANUC 193,000 50,386
Hamamatsu Photonics 262,000 15,197
Keyence 111,600 59,916
Mitsubishi Electric 2,749,600 41,945
Murata Manufacturing 243,400 23,378
Nippon Ceramic 311,900 8,082
198,904
Precision Instruments 1.4%
Shimadzu 474,100 18,125
18,125
Total Electric Appliances & Precision
Instruments 217,029
FINANCIALS EX-BANKS 0.8%
Other Financing Business 0.3%
Aruhi (1) 212,100 3,495
3,495
Securities & Commodities Futures 0.5%
WealthNavi (2) 284,200 6,791
6,791
Total Financials ex-Banks 10,286

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
FOODS 0.7%
Foods 0.7%
Ezaki Glico 210,500 9,249
Total Foods 9,249
IT & SERVICES & OTHERS 37.6%
Information & Communication 22.3%
Demae-Can (1)(2) 434,400 11,137
Freee (2) 383,972 32,551
GMO Financial Gate (1) 41,300 7,655
GMO Payment Gateway 130,900 18,649
Hikari Tsushin 88,800 18,623
JMDC (1)(2) 183,800 8,680
Medley (1)(2) 160,100 7,536
Mercari (2) 102,000 4,914
Money Forward (2) 237,700 9,739
Nippon Telegraph & Telephone 1,496,500 37,403
Plaid (1)(2) 54,600 1,793
Plaid, Acquisition Date: 10/20/20, Cost $3,790 (2)(3) 350,300 10,929
Sansan (2) 159,547 12,796
SoftBank 1,579,900 20,754
SoftBank Group 1,073,500 83,167
286,326
Other Products 1.8%
Nintendo 30,800 17,730
Pigeon 135,300 6,088
23,818
Services 13.5%
Benefit One 360,700 10,224
CyberAgent 169,400 10,605
Oriental Land 78,900 12,349
Recruit Holdings 637,600 27,734
SMS 1,014,800 37,655
Solasto 2,195,800 33,245
TechnoPro Holdings 177,900 13,546
UT Group (1)(2) 903,600 27,712
173,070
Total IT & Services & Others 483,214
MACHINERY 16.9%
Machinery 16.9%
Daikin Industries 203,200 42,902

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
Disco 24,800 8,068
Fujitec 1,073,500 23,421
Hoshizaki 640,900 56,886
Kubota 1,819,100 39,968
Miura 661,800 37,681
SMC 14,400 8,714
Total Machinery 217,640
PHARMACEUTICAL 4.0%
Pharmaceutical 4.0%
Chugai Pharmaceutical 426,800 22,334
Kyowa Kirin 489,400 14,506
Takeda Pharmaceutical 412,400 14,504
Total Pharmaceutical 51,344
RAW MATERIALS & CHEMICALS 7.4%
Chemicals 4.5%
Fancl 518,500 19,037
Kansai Paint 697,500 20,531
Nippon Paint Holdings (1) 104,900 9,433
Sumitomo Seika Chemicals 208,100 8,547
57,548
Pulp & Paper 2.9%
Daio Paper 2,041,300 36,867
36,867
Total Raw Materials & Chemicals 94,415
REAL ESTATE 1.4%
Real Estate 1.4%
Hoshino Resorts REIT 2,654 12,988
Industrial & Infrastructure Fund Investment (1) 2,884 5,191
Total Real Estate 18,179
RETAIL TRADE 3.1%
Retail Trade 3.1%
Fast Retailing 23,200 19,941
JINS Holdings 125,000 8,122
Pan Pacific International Holdings 265,400 5,960
Welcia Holdings 168,200 5,698
Total Retail Trade 39,721

T. ROWE PRICE Japan Fund

Shares $ Value
(Cost and value in $000s)
STEEL & NONFERROUS METALS 1.6%
Nonferrous Metals 1.6%
Sumitomo Electric Industries 1,489,600 19,884
Total Steel & Nonferrous Metals 19,884
Total Common Stocks 1,258,499
CONVERTIBLE PREFERRED STOCKS 0.0%
IT & SERVICES & OTHERS 0.0%
Information & Communication 0.0%
Finc Technologies, Series E, Acquisition Date:
12/18/19, Cost $3,649 (2)(3)(4) 232,019 246
Total IT & Services & Others 246
Total Convertible Preferred Stocks 246
Total Japan (Cost $820,277) 1,258,745
SHORT-TERM INVESTMENTS 1.7%
MONEY MARKET FUNDS 1.7%
T. Rowe Price Government Reserve Fund, 0.07% (5)(6) 21,395,652 21,396
Total Short-Term Investments (Cost $21,396) 21,396
SECURITIES LENDING COLLATERAL 2.3%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN
CHASE BANK 2.3%
Short-Term Funds 2.3%
T. Rowe Price Short-Term Fund, 0.13% (5)(6) 3,003,553 30,036
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 30,036
Total Securities Lending Collateral (Cost $30,036) 30,036
Total Investments in Securities 102.0%
(Cost $871,709) $ 1,310,177
Other Assets Less Liabilities (2.0)% (25,736)
Net Assets 100.0% $ 1,284,441

T. ROWE PRICE Japan Fund

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‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) All or a portion of this security is on loan at January 31, 2021.
(2) Non-income producing
(3) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security").
Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $11,175 and represents 0.9% of net assets.
(4) Level 3 in fair value hierarchy.
(5) Seven-day yield
(6) Affiliated Companies

T. ROWE PRICE Japan Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31,
2021. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 0.07% $ — $ — $ 5
T. Rowe Price Short-Term Fund, 0.13% — — — ++
Totals $ — # $ — $ 5 +
`0.00 `0.00 `0.00
Supplementary Investment Schedule
Affiliate
Value
10/31/20
Purchase
Cost
Sales
Cost
Value
01/31/21
T. Rowe Price Government
Reserve Fund, 0.07% $ 12,538 ¤ ¤ $ 21,396
T. Rowe Price Short-Term Fund,
0.13% 38,452 ¤ ¤ 30,036
Total $ 51,432 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $51,432.

T. ROWE PRICE Japan Fund
Unaudited
Notes to the Portfolio of Investments

T. Rowe Price Japan Fund  (the fund)  is registered under the Investment Company
Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s  most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value  The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the services, and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Japan Fund

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 - unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value, by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Japan Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Japan Fund

Valuation Inputs  The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2021 (for further detail by category, please refer to the accompanying Portfolio of Investments):
F62-054Q1 01/21
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ — $ 1,258,499 $ — $ 1,258,499
Convertible Preferred Stocks — — 246 246
Short-Term Investments 21,396 — — 21,396
Securities Lending Collateral 30,036 — — 30,036
Total $ 51,432 $ 1,258,499 $ 246 $ 1,310,177